CONDENSED CONSOLIDATED STATEMENTS OF MEZZANINE EQUITY AND STOCKHOLDERS'/MEMBERS' EQUITY (Parenthetical) (Unaudited) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended
	Jun. 27, 2020	Sep. 25, 2021
European Wax Center, Inc. and Subsidiaries
Net of Issuance Costs	$ 91	$ 9,930